Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3-4 years
Office equipment	5 years
Vehicles	5 years
Logistic and warehouse equipment	5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years

Schedule of estimated useful lives of intangible assets
Category	Estimated useful lives
Strategic Cooperation	5 years
Non-compete	5-8 years
Technology	2-7 years
Domain names and trademarks	5-20 years
Others	2-10 years